FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
FINANCIAL STATEMENTS SCHEDULE I

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

(AMOUNT IN THOUSANDS)

	As of December 31,
	2023	2024
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	804	298	41
Amounts due from subsidiaries and VIEs	190,018	191,103	26,181
Prepaid expenses and other current assets	2,627	2,506	343
Total current assets	193,449	193,907	26,565
Investments in subsidiaries and VIEs	2,269,730	3,101,038	424,840
Total assets	2,463,179	3,294,945	451,405
Liabilities
Current Liabilities
Amounts due to subsidiaries and VIEs	55,763	111,406	15,263
Accrued expenses and other liabilities	25,275	54,266	7,434
Total liabilities	81,038	165,672	22,697
Equity
Ordinary shares	0	0	0
Treasury stock	(35,443)	(28,889)	(3,958)
Additional paid-in capital	901,932	909,649	124,621
Retained earnings	1,525,841	2,241,414	307,072
Accumulated other comprehensive (loss) income	(10,189)	7,099	973
Total equity	2,382,141	3,129,273	428,708
Total liabilities and equity	2,463,179	3,294,945	451,405

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF

COMPREHENSIVE INCOME

(AMOUNT IN THOUSANDS)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Operating costs and expenses:
General and administrative	(6,494)	(4,546)	(3,736)	(512)
Total operating costs and expenses	(6,494)	(4,546)	(3,736)	(512)
Loss from operations	(6,494)	(4,546)	(3,736)	(512)
Interest (expense) income, net	(76)	1,098	(5)	(1)
Other expenses, net	(13,445)	—	—	—
Loss before income taxes and equity in subsidiaries and share of income from VIEs	(20,015)	(3,448)	(3,741)	(513)
Equity in earnings of subsidiaries and share of income from VIEs	1,199,673	1,301,067	1,060,219	145,249
Net income	1,179,658	1,297,619	1,056,478	144,736
Other comprehensive income (loss), net of tax
Change in cumulative foreign currency translation adjustment	14,842	(7,077)	(3,202)	(438)
Other comprehensive income (loss)	14,842	(7,077)	(3,202)	(438)
Comprehensive income	1,194,500	1,290,542	1,053,276	144,298

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS

(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	1,179,658	1,297,619	1,056,478	144,736
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from subsidiaries and VIEs	(1,199,673)	(1,301,067)	(1,060,219)	(145,249)
Depreciation and amortization	2,293	1,698	1,344	184
Changes in operating assets and liabilities:
Amounts due from/to subsidiaries and VIEs	(2,151)	(11,332)	4,046	554
Prepaid expenses and other current assets	(2,680)	(1,060)	(1,223)	(167)
Return on equity method investments	—	157,672	303,652	41,600
Accrued expenses and other liabilities	636	780	(3,563)	(487)
Net cash (used in) provided by operating activities	(21,917)	144,310	300,515	41,171
Cash flows from financing activities
Proceeds from exercise of options	8,783	1,274	169	23
Repurchase of ordinary shares	—	(38,081)	(53,261)	(7,297)
Loans from subsidiaries	—	38,081	53,261	7,297
Dividend distributed to shareholders	—	(156,674)	(301,175)	(41,261)
Net cash provided by (used in) financing activities	8,783	(155,400)	(301,006)	(41,238)
Effect of foreign exchange rate changes on cash and cash equivalents	13,840	3,327	(15)	(2)
Net increase (decrease) in cash and cash equivalents	706	(7,763)	(506)	(69)
Cash and cash equivalents at beginning of year	7,861	8,567	804	110
Cash and cash equivalents at end of the year	8,567	804	298	41

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

NOTES TO SCHEDULE I

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. The Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC Topic 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and share of their earnings as “Equity in earnings of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income.
3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.
4.
As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.
5.
Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.